Related party transactions (Details Narrative)	Oct. 08, 2021 USD ($) ft²	Oct. 08, 2021 CNY (¥) ft²	Mar. 31, 2024 USD ($)	Sep. 30, 2023 USD ($)
Jinwu Huang [Member]
Due to a related party			$ 40,878	$ 38,105
Yefang Zhang. [Member]
Due to a related party			$ 471,653	$ 114,451
Represents the information pertaining to Hangzhou Forasen Technology Co., Ltd. [Member]
Area of office space leased | ft²	27,147	27,147
Annual rent	$ 59,890	¥ 432,043
Term of the lease	five years